Share warrant obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share warrant obligation
Beginning balance	$ 365	$ 1,278
Fair value adjustment	(3)	(913)
Ending balance	362	365
Public Warrants
Share warrant obligation
Beginning balance	243	852
Fair value adjustment	(1)	(609)
Ending balance	242	243
Private Warrants
Share warrant obligation
Beginning balance	122	426
Fair value adjustment	(2)	(304)
Ending balance	$ 120	$ 122